INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of
	September 30, 2025	September 30, 2024
At cost:
Website	$21,848	$21,709
Patent	20,177	$20,048
Exchange adjustment	-	$331
Less: accumulated amortization	(37,221)	$(27,882)
Total	$4,804	$14,206

Amortization expense for the years ended September 30, 2025, 2024 and 2023 was $9,364 and $10,469 and $10,438, respectively.

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)